Subsequent Events - Additional Information (Detail) - CLP ($) $ in Thousands	Mar. 25, 2018	Jan. 29, 2018
Announcing of Abandonment of Neltume and Choshuenco Hydroelectric Project [Member]
Disclosure Of Nonadjusting Events After Reporting Period [Line Items]
Loss due to abandonment of project		$ 25,106
Reorganization Process [Member] | Enel Chile S A. [Member]
Disclosure Of Nonadjusting Events After Reporting Period [Line Items]
Number of shares issued upon acquisition	3,282,265,786
Percentage of shares issued	40.02%
Number of shares acquired	2,753,096,167
Percentage of acquired shares equivalent to subscribed and paid shares	33.60%
Total number of issued shares acquired	7,672,584,961
Percentage of total acquired shares equivalent to subscribed and paid shares	93.55%